Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2025
Computer software	1,019	(417)	602
Land, transmission and water rights	1,170	(215)	955
Other	143	(90)	53
Assets under construction	113	—	113
	2,445	(722)	1,723

2024
Computer software	1,035	(493)	542
Land, transmission and water rights	1,188	(210)	978
Other	143	(95)	48
Assets under construction	93	—	93
	2,459	(798)	1,661

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2025		2024
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-18	5	3-18	5
Land, transmission and water rights	10-85	55	30-85	52
Other	10-100	19	10-100	16

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2025
Computer software	1,019	(417)	602
Land, transmission and water rights	1,170	(215)	955
Other	143	(90)	53
Assets under construction	113	—	113
	2,445	(722)	1,723

2024
Computer software	1,035	(493)	542
Land, transmission and water rights	1,188	(210)	978
Other	143	(95)	48
Assets under construction	93	—	93
	2,459	(798)	1,661